Pensions - Analysis of Timing of the Future Pension Payment (Detail) $ in Thousands	Dec. 31, 2021 TWD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 378,912
Within 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	36,762
1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	36,346
2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	126,806
5-10 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 178,998